Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and Cash Equivalents	$ 102	$ 52,018
Total Current Assets	102	52,018
Mineral Rights, Plant and Equipment
Plant and Equipment, net	71,789	128,338
Water Rights and Wells	90,000	90,000
Land	13,670	13,670
Total Mineral Rights, Plant and Equipment, net	175,459	232,008
Other Assets:
Reclamation Bond	197,938	197,938
Total Other Assets	197,938	197,938
TOTAL ASSETS	373,499	481,964
Current Liabilities:
Accounts Payable	903,645	890,240
Accrued Expenses	304,688	238,252
Deferred Rent	10,000	0
Total Current Liabilities	1,218,333	1,128,492
Long Term Liabilities:
Accrued Interest - Promissory Notes	27,336	13,584
Convertible Promissory Notes, long - term portion	265,000	265,000
Accrued Interest - Related Party Notes Payable	157,311	113,263
Convertible Related Party Notes Payable - long - term portion, net of discount	1,562,087	1,179,500
Total Liabilities	3,230,067	2,699,839
Stockholders' Deficit:
Preferred Stock - $0.001 par value; 5,000,000 shares authorized, 300,000 shares issued and outstanding at June 30, 2015 and December 31, 2014	300	300
Common Stock - $0.0000000001 par value; 10,000,000,000 shares authorized, 4,269,909,409 and 3,644,909,409 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	0	0
Additional Paid-in Capital	44,618,725	44,556,225
Non - Controlling Interests	0	0
Accumulated Deficit	(47,475,593)	(46,774,400)
Total Stockholders' Deficit	(2,856,568)	(2,217,875)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 373,499	$ 481,964